Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Valuation And Qualifying Accounts Tables [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]
(In thousands)		Charges
	Balance at	to Costs,	Write-off		Balance
	Beginning	Expenses	of Accounts		at End of
Description	of period	and other	Receivable	Other (1)	Period

Year ended December 31, 2012	$63,098	$11,715	$14,082	$(4,814)	$55,917
Year ended December 31, 2013	$55,917	$20,242	$28,492	$734	$48,401
Year ended December 31, 2014	$48,401	$14,167	$20,368	$(2,502)	$39,698

(In thousands)		Charges
	Balance at	to Costs,			Balance
	Beginning	Expenses			at end of
Description	of Period	and other (1)	Reversal (2)	Adjustments (3)	Period
Year ended December 31, 2012	$193,052	$14,309	$(21,727)	$(1,948)	$183,686
Year ended December 31, 2013	$183,686	$149,107	$(5)	$(5,165)	$327,623
Year ended December 31, 2014	$327,623	$356,583	$(230)	$(28,318)	$655,658